High Yield Bond Fund Investment Objectives and Goals - High Yield Bond Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: High Yield Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.